SCHEDULE OF SOFTWARE DEVELOPMENT COSTS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Software Development [Member]
Property, Plant and Equipment [Line Items]
Software development cost	$ 4,151,981	$ 3,703,981